Consolidated Statements of Financial Condition - USD ($)	Sep. 30, 2016	Sep. 30, 2015
ASSETS
Cash	$ 21,694,000	$ 24,642,000
Restricted cash	354,000	218,000
Cash deposits with clearing organizations	1,030,000	1,005,000
Securities owned, at fair value	2,357,000	887,000
Receivables from broker dealers and clearing organizations	3,357,000	3,078,000
Forgivable loans receivable	1,712,000	1,368,000
Other receivables, net	5,430,000	3,709,000
Prepaid expenses	1,910,000	1,727,000
Fixed assets, net	1,164,000	712,000
Intangible assets, net	5,704,000	7,331,000
Goodwill	6,531,000	6,531,000
Deferred tax asset, net	8,958,000	11,662,000
Other assets, principally refundable deposits	345,000	512,000
Total Assets	60,546,000	63,382,000
Liabilities
Securities sold, not yet purchased at fair value	298,000	32,000
Accrued commissions and payroll payable	11,940,000	10,244,000
Accounts payable and other accrued expenses	7,166,000	6,602,000
Deferred clearing and marketing credits	995,000	1,205,000
Warrants issuable	14,055,000
Other	319,000	37,000
Total Liabilities	34,773,000	18,120,000
Stockholders’ Equity
Preferred stock, $0.01 par value, 10,000,000 shares authorized; none outstanding
Common stock $0.02 par value, 150,000,000 shares authorized; 12,437,916 issued and outstanding at September 30, 2016 and 12,467,515 shares issued and outstanding at September 30, 2015	248,000	249,000
Additional paid-in-capital	66,353,000	80,282,000
Accumulated deficit	(40,843,000)	(35,284,000)
Total National Holdings Corporation Stockholders’ Equity	25,758,000	45,247,000
Non-controlling interest	15,000	15,000
Total Stockholders’ Equity	25,773,000	45,262,000
Total Liabilities and Stockholders’ Equity	$ 60,546,000	$ 63,382,000